EQUITY - Schedule of movement of reserves with effect in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	$ 30,721	$ (7,066,904)	$ (2,442,385)
Closing balance	438,275	30,721	(7,066,904)
Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			(2,442,385)
Accumulated other comprehensive income
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(3,818,757)	(3,846,862)
Change in fair value of hedging instrument recognized in OCI	(7,124)	27,478	15,910
Add: Costs of hedging deferred and recognized in OCI	2,250	51,239	(10,132)
Reclassified from OCI to the value of the hedged asset	(11,112)	(8,143)
Deferred tax	3,604	(235)	(58)
Actuarial reserves by employee benefit plans	(21,192)	(9,933)	10,017
Deferred tax actuarial IAS by employee benefit plans	750	566	(2,782)
Translation difference subsidiaries	(33,320)	(32,867)	17,622
Closing balance	(3,884,901)	(3,818,757)	(3,846,862)
Accumulated other comprehensive income | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			(3,877,439)
Currency translation reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(3,805,560)	(3,772,159)	(3,790,513)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Add: Costs of hedging deferred and recognized in OCI	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	(25,051)	(33,401)	18,354
Closing balance	(3,830,611)	(3,805,560)	(3,772,159)
Currency translation reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			(3,790,513)
Cash flow hedging reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	36,542	(38,390)	(60,941)
Change in fair value of hedging instrument recognized in OCI	(32,858)	51,323	39,602
Add: Costs of hedging deferred and recognized in OCI	(26,568)	31,293	(16,641)
Reclassified from OCI to the value of the hedged asset	(11,112)	(8,143)
Deferred tax	3,604	(235)	(58)
Actuarial reserves by employee benefit plans		0	0
Deferred tax actuarial IAS by employee benefit plans		0	0
Translation difference subsidiaries	(8,286)	694	(732)
Closing balance	(38,678)	36,542	(38,390)
Cash flow hedging reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			(60,561)
Gains (Losses) from changes in the time value of the options
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(21,622)	(17,563)	0
Change in fair value of hedging instrument recognized in OCI	25,734	(23,845)	(23,692)
Add: Costs of hedging deferred and recognized in OCI	28,818	19,946	6,509
Reclassified from OCI to the value of the hedged asset	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	17	(160)	0
Closing balance	32,947	(21,622)	(17,563)
Gains (Losses) from changes in the time value of the options | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			(380)
Actuarial gains or losses on defined benefit plans reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(28,117)	(18,750)	(25,985)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Add: Costs of hedging deferred and recognized in OCI	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0
Deferred tax	0	0	0
Actuarial reserves by employee benefit plans	(21,192)	(9,933)	10,017
Deferred tax actuarial IAS by employee benefit plans	750	566	(2,782)
Translation difference subsidiaries	0	0	0
Closing balance	$ (48,559)	$ (28,117)	(18,750)
Actuarial gains or losses on defined benefit plans reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance			$ (25,985)